SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Equipment and furniture
Property, Plant and Equipment
Useful lives	5 years
Computers and software | Minimum
Property, Plant and Equipment
Useful lives	2 years
Computers and software | Maximum
Property, Plant and Equipment
Useful lives	3 years
Automobiles
Property, Plant and Equipment
Useful lives	5 years